Long-term investments	6 Months Ended
Jun. 30, 2025
Long-Term Investments [Abstract]
Long-term investments	Long-term investments

	As of December 31,	As of June 30,
	2024	2025
Equity method investments	1,436	1,608
Equity securities	728	388
Long-term investments	2,164	1,996

Management evaluated whether there was other-than-temporary impairment based on the facts for the long-term investments, including recent financing activities, projected and historical financial performance of investees. US$892 and nil impairment loss were recognized for the six months ended June 30, 2024 and 2025, respectively, which were included in the (loss)/gain from equity method investments.